INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2023	$4,463
Additions	25
Balance at December 31, 2024	4,488
Additions	-
Balance at March 31, 2025	4,488
Accumulated Amortization
Balance at December 31, 2023	1,021
Amortization	892
Balance at December 31, 2024	1,913
Amortization	223
Balance at March 31, 2025	2,136

Carrying Amounts
Balance at December 31, 2024	2,575
Balance at March 31, 2025	$2,352

SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS

As of March 31, 2025, expected amortization (in thousands) related to intangible assets will be:

Expected Amortization
2025, excluding the three months ended March 31, 2025	$669
2026	780
2027	780
2028	98
2029 and thereafter	—
Total	$2,327